REVENUE	12 Months Ended
Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
REVENUE
3. REVENUE

Revenue is recognized when a performance obligation is satisfied by transferring control of a product or service to a customer. Revenue is measured based on consideration specified in a contract with a customer using the output method of progress. The Company elected to apply the invoice practical expedient for recognizing revenue, whereby the amounts invoiced to customers represent the value to the customer and the Company’s performance completion as of the invoice date. Therefore we do not disclose related unsatisfied performance obligations. The Company also elected the practical expedient to exclude from the transaction price all sales taxes that are assessed by a governmental authority and therefore presents sales tax net in operating revenues on the Consolidated Statements of Operations.
Below is a listing of performance obligations that arise from contracts with customers, along with details on the satisfaction of each performance obligation, the significant payment terms and the nature of the goods and services being transferred, by reporting segment and other business operations:

Revenue Recognized Over Time:
Segment	Performance Obligation	Description
Natural Gas Distribution	Natural gas utility sales
NJNG's performance obligation is to provide natural gas to residential, commercial and industrial customers as demanded, based on regulated tariff rates, which are established by the BPU. Revenues from the sale of natural gas are recognized in the period that natural gas is delivered and consumed by customers, including an estimate for quantities consumed but not billed during the period. Payment is due each month for the previous month's deliveries. Natural gas sales to individual customers are based on meter readings, which are performed on a systematic basis throughout the billing period. The unbilled revenue estimates are based on estimated customer usage by customer type, weather effects and the most current tariff rates. NJNG is entitled to be compensated for performance completed until service is terminated.

Customers may elect to purchase the natural gas commodity from NJNG or may contract separately to purchase natural gas directly from third-party suppliers. As NJNG is acting as an agent on behalf of the third-party supplier, revenue is recorded for the delivery of natural gas to the customer.

Clean Energy Ventures	Commercial solar and wind electricity
Clean Energy Ventures operates wholly-owned solar projects that recognize revenue as electricity is generated and transferred to the customer. The performance obligation is to provide electricity to the customer in accordance with contract terms or the interconnection agreement and is satisfied upon transfer of electricity generated. All wind assets were sold as of February 7, 2019.

Revenue is recognized as invoiced and the payment is due each month for the previous month's services.

Clean Energy Ventures	Residential solar electricity
Clean Energy Ventures provides access to residential rooftop and ground-mount solar equipment to customers who then pay the Company a monthly fee. The performance obligation is to provide electricity to the customer based on generation from the underlying residential solar asset and is satisfied upon transfer of electricity generated.

Revenue is derived from the contract terms and is recognized as invoiced, with the payment due each month for the previous month's services.

Clean Energy Ventures	Transition Renewable Energy Certificates
Clean Energy Ventures generates RECs, which are created for every MWh of electricity produced by a solar generator. The performance obligation of Clean Energy Ventures is to generate electricity and TRECs, which are purchased monthly by a REC Administrator.

Revenue is recognized upon generation.

Energy Services	Wholesale natural gas services
The performance obligation of Energy Services is to provide the customer transportation, storage and asset management services on an as-needed basis. Energy Services generates revenue through management fees, demand charges, reservation fees and transportation charges centered around the buying and selling of the natural gas commodity, representing one series of distinct performance obligations.

Revenue is recognized based upon the underlying natural gas quantities physically delivered and the customer obtaining control. Energy Services invoices customers on a monthly basis in line with the terms of the contract and based on the services provided. Payment is due each month for the previous month's invoiced services.

Storage and Transportation	Natural gas services
The performance obligation of our Storage and Transportation segment is to provide the customer with storage and transportation services. Storage and Transportation generates revenues from firm storage contracts and transportation contracts, related usage fees for the use of storage space, injection and withdrawal at the storage facility and the delivery of natural gas to customers. Revenue is recognized over time as our customers receive the benefits of our service as it is performed on their behalf using an output method based on actual deliveries.

Demand fees are recognized as revenue over the term of the related agreement.

Home Services and Other	Service contracts
Home Services enters into service contracts with homeowners to provide maintenance and replacement services of applicable heating, cooling or ventilation equipment. All services provided relate to a distinct performance obligation which is to provide services for the specific equipment over the term of the contract.

Revenue is recognized on a straight-line basis over the term of the contract and payment is due upon receipt of the invoice.

Revenue Recognized at a Point in Time:
Storage and Transportation	Natural gas services	The performance obligation of our Storage and Transportation segment is to provide the customer with storage and transportation services. Storage and Transportation generates revenues from hub services for the use of storage space, injection and withdrawal from the storage facility. Hub services include park and loan transactions and wheeling.

Hub services revenues are recognized as services are performed.
Home Services and Other	Installations
Home Services installs appliances, including but not limited to, furnaces, air conditioning units, boilers and generators, for customers. The distinct performance obligation is the installation of the contracted appliance, which is satisfied at the point in time the item is installed.

The transaction price for each installation differs accordingly. Revenue is recognized at a point in time upon completion of the installation, which is when the customer is billed.

Disaggregated revenues from contracts with customers by product line and by reporting segment and other business operations during fiscal 2020 are as follows:

(Thousands)	Natural Gas Distribution	Clean Energy Ventures		Energy Services	Storage and Transportation	Home Services and Other	Total
2020
Natural gas utility sales	$695,858	—		—	—	—	$695,858
Wholesale natural gas services	—	—		24,511	44,728	—	69,239
Service contracts	—	—		—	—	32,455	32,455
Installations and maintenance	—	—		—	—	18,562	18,562
Renewable Energy Certificates	—	1,384		—	—	—	1,384
Electricity sales	—	20,099		—	—	—	20,099
Eliminations (1)	—	—		—	(2,713)	(1,207)	(3,920)
Revenues from contracts with customers	695,858	21,483		24,511	42,015	49,810	833,677
Alternative revenue programs (2)	15,750	—		—	—	—	15,750
Derivative Instruments	18,315	81,134	(3)	1,005,908	—	—	1,105,357
Eliminations (1)	—	—		(1,116)	—	—	(1,116)
Revenues out of scope	34,065	81,134		1,004,792	—	—	1,119,991
Total operating revenues	$729,923	102,617		1,029,303	42,015	49,810	$1,953,668
2019
Natural gas utility sales	$680,151	—		—	—	—	$680,151
Wholesale natural gas services	—	—		31,459	—	—	31,459
Service contracts	—	—		—	—	31,499	31,499
Installations and maintenance	—	—		—	—	19,403	19,403
Electricity sales	—	22,121		—	—	—	22,121
Eliminations (1)	—	—		—	—	(2,302)	(2,302)
Revenues from contracts with customers	680,151	22,121		31,459	—	48,600	782,331
Alternative revenue programs (2)	10,364	—		—	—	—	10,364
Derivative Instruments	20,278	75,978	(3)	1,711,332	—	—	1,807,588
Eliminations (1)	—	—		(8,238)	—	—	(8,238)
Revenues out of scope	30,642	75,978		1,703,094	—	—	1,809,714
Total operating revenues	$710,793	98,099		1,734,553	—	48,600	$2,592,045
(1)Consists of transactions between subsidiaries that are eliminated in consolidation.
(2)Includes CIP revenue.
(3)Includes SREC revenue.
Disaggregated revenues from contracts with customers by customer type and by reporting segment and other business operations during the fiscal years ended September 30, are as follows:

(Thousands)	Natural Gas Distribution	Clean Energy Ventures	Energy Services	Storage and Transportation	Home Services and Other	Total
2020
Residential	$490,233	10,233	—	—	48,867	$549,333
Commercial and industrial	129,946	11,250	24,511	42,015	943	208,665
Firm transportation	69,357	—	—	—	—	69,357
Interruptible and off-tariff	6,322	—	—	—	—	6,322
Revenues out of scope	34,065	81,134	1,004,792	—	—	1,119,991
Total operating revenues	$729,923	102,617	1,029,303	42,015	49,810	$1,953,668
2019
Residential	$440,787	9,003	—	—	47,655	$497,445
Commercial and industrial	171,357	13,118	31,459	—	945	216,879
Firm transportation	61,370	—	—	—	—	61,370
Interruptible and off-tariff	6,637	—	—	—	—	6,637
Revenues out of scope	30,642	75,978	1,703,094	—	—	1,809,714
Total operating revenues	$710,793	98,099	1,734,553	—	48,600	$2,592,045

Customer Accounts Receivable/Credit Balances and Deposits

The timing of revenue recognition, customer billings and cash collections resulting in accounts receivables, billed and unbilled, and customers’ credit balances and deposits on the Consolidated Balance Sheets during fiscal 2020 are as follows:

	Customer Accounts Receivable		Customers' Credit
(Thousands)	Billed	Unbilled	Balances and Deposits
Balance as of October 1, 2019	$139,263	$6,510	$27,116
(Decrease) Increase	(5,090)	2,716	(1,182)
Balance as of September 30, 2020	$134,173	$9,226	$25,934

The following table provides information about receivables and revenue earned on contracts in progress in excess of billings, which are included within accounts receivable, billed and unbilled, and customers’ credit balances and deposits, respectively, on the Consolidated Balance Sheets as of September 30:

(Thousands)	Natural Gas Distribution	Clean Energy Ventures	Energy Services	Storage and Transportation	Home Services and Other	Total
2020
Customer accounts receivable
Billed	$52,134	5,282	70,457	3,905	2,395	$134,173
Unbilled	7,842	1,384	—	—	—	9,226
Customers' credit balances and deposits	(25,934)	—	—	—	—	(25,934)
Total	$34,042	6,666	70,457	3,905	2,395	$117,465
2019
Customer accounts receivable
Billed	$36,302	3,233	97,301	—	2,427	$139,263
Unbilled	6,510	—	—	—	—	6,510
Customers' credit balances and deposits	(27,114)	—	—	—	(2)	(27,116)
Total	$15,698	3,233	97,301	—	2,425	$118,657